Investment Risks - Stone Ridge High Yield Reinsurance Risk Premium Fund	Oct. 31, 2025
Reinsurance Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Reinsurance-Related Securities Risk. The principal risk of an investment in a reinsurance-related security is that a triggering event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur, and as a result, the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses and an investor will lose money. A majority of the Fund’s assets will be invested directly or indirectly in reinsurance-related securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.Reinsurance Industry Risk. The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), non-natural large catastrophes and other specified events causing physical and/or economic loss. Triggering events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, pandemics, epidemics, fires and floods. Non-natural perils include disasters resulting from human activity, such as commercial and industrial accidents or business interruptions. Major natural disasters in populated areas (such as in the cases of Hurricane Katrina in New Orleans in 2005, Superstorm Sandy in the New York City metropolitan area in 2012, Hurricane Irma in Florida and the Caribbean in 2017 and Hurricane Ian in Florida in 2022) or related to high-value insured property (such as plane crashes) can result in significant losses and investors in reinsurance-related securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase.
Event-Linked Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Event-Linked Bonds. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.
Quota Share Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quota Share Notes and ILW Notes. The Fund may gain exposure to reinsurance contracts through Quota Share Notes and ILW Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes and ILW Notes, which will place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Fund. See “Illiquidity and Restricted Securities Risk” and “Valuation Risk” below. In Quota Share Notes trades and ILW Notes trades, the Fund cannot lose more than the amount invested.
Risk-Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk-Modeling Risk. The Adviser, in selecting investments for the Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Adviser will use the output of the risk models before and after investment to assist the Adviser in assessing the risk of a particular reinsurance-related security or a group of such securities. Risk models are created using historical, scientific and other related data, and they may use quantitative methods. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. In addition, any errors or imperfections in a risk model (quantitative or otherwise), analyses, the data on which they are based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. Risk models are used by the Adviser as one input in its risk analysis process for Fund investments. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.
Longevity and Mortality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Longevity and Mortality Risk. Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Such risks are among the most significant faced by life insurers, annuity providers and pension funds because changes in longevity or mortality rates can significantly affect the liabilities and cash needs of those entities. Longevity bonds and mortality bonds purchased by the Fund involve the risk that the Adviser may incorrectly predict the actual level of longevity or mortality, as applicable, for the reference population of people, and the Fund will lose all or a portion of the amount of its investment in the bond. With respect to mortality bonds held by the Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations and in the Fund losing all or a portion of its investment in the bond.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability, or human error. In addition, pricing of reinsurance-related securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. Even after a natural disaster or other triggering event occurs, the pricing of reinsurance-related securities is subject to uncertainty for a period of time until event parameters, ultimate loss amounts and other factors are finalized and communicated to the Fund. The Fund’s investments in reinsurance-related securities for which market quotations are not available will be valued pursuant to procedures adopted by the board of trustees of Stone Ridge Trust (the “Board”). Even for reinsurance-related securities for which market quotations are generally readily available, upon the occurrence or possible occurrence of a trigger event, and until the completion of the settlement and auditing of applicable loss claims, the Fund’s investment in a reinsurance-related security may be priced using fair value methods.. Many of the Fund’s reinsurance-related securities are priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. For a description of the Fund’s valuation procedures, see “Shareholder Information–How Fund Share Prices are Calculated” below. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, shareholders could lose money upon redemption or could pay too much for shares purchased.
Moral Hazard Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Moral Hazard Risk. Reinsurance-related securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Reinsurance-related securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such reinsurance-related securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks (such as paying claims more generously) that would have an adverse effect on the Fund.
Limited Availability and Reinvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Availability and Reinvestment Risk. Investments in reinsurance-related securities may be limited, which may limit the amount of assets the Fund may be able to invest in reinsurance-related securities. The limited availability of reinsurance-related securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund’s investment objective and lack of availability of reinsurance-related securities in the secondary market. Therefore, if reinsurance-related securities held by the Fund mature or if the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than it normally would until reinsurance-related securities meeting the Fund’s investment objective become available. Due to the potentially limited availability of additional reinsurance-related securities, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold. This is known as reinvestment risk, and may reduce the overall return on its portfolio securities.
Investments in Non-Voting Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in Non-Voting Securities Risk. If the reinsurance-related securities in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities. However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. To the extent the Fund holds non-voting securities of an SPV, or contractually foregoes its right to vote securities of an SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV.
Illiquidity and Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquidity and Restricted Securities Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. As a relatively new type of financial instrument, there is limited trading history for reinsurance-related securities, even for those securities deemed to be liquid. The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid. The Adviser believes a sufficient liquid market exists for reinsurance-related securities in order to meet these requirements. However, there can be no assurance that a liquid market for the Fund’s investments will be maintained. The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquid investments may involve greater risk than liquid investments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.Certain of the instruments in which the Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”) and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid if the Adviser determines, pursuant to the applicable procedures, that such treatment is warranted, there can be no guarantee that any such determination will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities, and the Fund may incur additional expense when disposing of restricted securities, including costs to register the sale of the securities. This may result in losses to the Fund and investors.
Floating-Rate Instrument Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Floating-Rate Instrument Risks. A significant percentage of the reinsurance-related securities in which the Fund invests are variable rate, or floating-rate, event-linked bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest is typically invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer’s obligations, and the collateral, if repaid to the Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.
Below-Investment-Grade Securities and Unrated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below-Investment-Grade Securities and Unrated Securities Risk. The Fund has exposure and may, without limitation, continue to have exposure to reinsurance-related securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. There is no minimum rating on the instruments in which the Fund may invest.
Borrowing and Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Borrowing and Leverage Risk. The Fund has obtained financing to make investments in reinsurance-related securities and may obtain financing to meet redemption requests and to address cash flow timing mismatches. Therefore, the Fund is subject to leverage risk. The Fund’s borrowings, which would typically be in the form of loans from banks or reverse repurchase agreements, may be on a secured or unsecured basis and at fixed or variable rates of interest. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique.This risk is enhanced for the Fund because it invests substantially all its assets in reinsurance-related securities. Reinsurance-related securities can quickly lose all or much of their value if a triggering event occurs. Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. The Fund’s ability to obtain leverage through borrowings is dependent on the Fund’s ability to establish and maintain an appropriate line of credit or other borrowing facility. Borrowing gives rise to interest expense and may require the Fund to pay other fees. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage to the Fund, resulting in a loss to the Fund, even if the rate of return on those assets is positive.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest in a variety of derivatives, including options, futures contracts and swaps. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Fund may invest in derivatives for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.The Fund may be required to provide more margin for its derivative investments during periods of market disruptions or stress.Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk, counterparty risk and credit risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.Derivatives in which the Fund may invest may have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Borrowing and Leverage Risk” above.Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Funds that use derivatives to a limited extent, such as the Fund, are generally required by Rule 18f-4 to limit their derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of their net assets and to adopt policies and procedures reasonably designed to manage the fund’s derivatives risk. Rule 18f-4 restricts the Fund’s ability to engage in certain derivatives transactions, which could adversely affect the value or performance of the Fund.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The reinsurance-related securities in which the Fund invests directly or indirectly will be subject to credit risk. The principal invested in many reinsurance-related securities is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. In these cases, typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain reinsurance-related securities, the collateral account may be invested in high-yielding, higher-risk securities, which may include securities issued by entities managed by the Adviser. Collateral will generally be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV; therefore, the Fund is dependent upon the manager to invest the collateral account proceeds appropriately. A small portion of the reinsurance-related securities in which the Fund invests may, in lieu of such collateral account arrangements, provide for the collateral to be held by the reinsurer. When a collateral account is invested in higher yielding, higher risk securities or when the collateral is held directly by the reinsurer, the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral. Such non-payments and defaults may reduce the income to the Fund and negatively impact the value of Fund shares.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investing Risk. The Fund may invest directly or indirectly in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Fund with contractual rights under the terms of the issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.
Epidemic and Pandemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Epidemic and Pandemic Risk. The impact of any infectious illness outbreak that may arise in the future could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by such outbreaks may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of any future public health crisis may also heighten the other risks disclosed in this prospectus.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The Fund’s shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars, and it is expected that a substantial portion of the Fund’s investments in reinsurance-related securities will be U.S. dollar denominated investments. However, a portion of the Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Fund from a portion of its investments may be paid in foreign currencies, and to the extent the Fund invests in non-U.S. dollar denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. Currency risk also includes the risk that a currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.
Equity Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. The Fund may at times invest directly or indirectly in equity securities, which may be publicly or privately offered. The equity securities in which the Fund invests may be more volatile than the equity markets as a whole. Equity investing risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate; and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Finally, the prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, inflation, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries. Additionally, the Fund’s performance may be negatively impacted by current market factors such as military conflicts abroad, global supply chain issues and inflation.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser, may choose to hedge or not to hedge positions at disadvantageous times and may fail to use derivatives effectively. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the Internal Revenue Service (“IRS”) or a change in law might affect the Fund’s ability to qualify for such treatment. If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends.
Expense Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. The Fund’s expense limitation agreement, which generally remains in effect for a period of one year, mitigates this risk. However, there is no assurance that the Adviser will renew such expense limitation agreement from year-to-year.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.